Borrowings - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Borrowing costs capitalised	$ 424	$ 275
Oyu Tolgoi LLC
Disclosure of detailed information about borrowings [Line Items]
Deferral of the principal repayments (in years)		3 years
Extension of final maturity date (in years)		5 years
Accounting loss		$ 123
Borrowing costs capitalised		$ 50